EQUITY AND SHARE-BASED COMPENSATION 10K (Details) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended										12 Months Ended		1 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jan. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Convertible Debt [Member] Subsequent Event [Member]	Mar. 25, 2014 Convertible Debt [Member] Subsequent Event [Member]	Mar. 31, 2014 Convertible Debt [Member] Subsequent Event [Member] Nutra SA [Member]	Dec. 31, 2013 Options [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2012 Options [Member] Retiring Director [Member]	Dec. 31, 2012 Options [Member] Each Non-employee Director [Member]	Dec. 31, 2012 Options [Member] Executive Officers [Member] Officer	Apr. 30, 2013 Options [Member] Director Serving on Strategic Committee [Member] Director	Dec. 31, 2013 Options [Member] Employees and Directors [Member]	Dec. 31, 2012 Options [Member] Employees and Directors [Member]	Dec. 31, 2013 Options [Member] Consultants [Member]	Dec. 31, 2012 Options [Member] Consultants [Member]	Dec. 31, 2012 Options [Member] Minimum [Member] Executive Officers [Member]	Dec. 31, 2012 Options [Member] Maximum [Member] Executive Officers [Member]	Mar. 31, 2012 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2013 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2012 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2011 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2013 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2012 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2011 Warrants [Member] Liability Warrant [Member]	Apr. 30, 2013 2010 Plan [Member] Each Non-employee Director [Member]	Dec. 31, 2013 2010 Plan [Member] Options [Member]	Dec. 31, 2012 2010 Plan [Member] Options [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member] Director	Jan. 31, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member] Director	Dec. 31, 2013 2005 Plan [Member] Options [Member]	Dec. 31, 2013 Other Plans [Member] Options [Member]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Reverse Stock Split			200 to 1
Common stock, shares authorized (in shares)		6,000,000		6,000,000	2,500,000	6,000,000
Stock issuance price (in dollars per share)	$ 0.01	$ 5.24		$ 5.24			$ 5.24					$ 14.00
Number of shares issued under warrant (in shares)	162,586	1,714,286		1,714,286			162,586		1,399,614
Value of common stock per underlying share (in dollars per share)		$ 0.01		$ 0.01			$ 0.01
Proceeds from offering		$ 7,600,000						$ 4,600,000		$ 1,000,000
Underwriting discount and commission		700,000
Offering expense		1,400,000
Exercise price of warrants (in dollars per share)		$ 6.55		$ 6.55
Warrants issued fees and services (in shares)		87,815					8,130
Shares Under Options, Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)											169,254	192,944						158,304	180,494	10,950	12,450
Granted or issued (in shares)											40,000	29,060					1,250	38,750	28,060	1,250	1,000																3,750	1,250
Impact of anti-dilution clauses (in shares)											0	0
Impact of amendment (in shares)											0	0
Exercised (in shares)											0	0						0	0	0	0
Forfeited, expired or cancelled (in shares)											(29,817)	(52,750)						(27,317)	(50,250)	(2,500)	(2,500)
Outstanding at end of period (in shares)											179,437	169,254	192,944					169,737	158,304	9,700	10,950
Exercisable at end of period (in shares)											157,012							148,698		8,314
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)											$ 32.00	$ 54.00						$ 26.00	$ 48.00	$ 106.00	$ 152.00
Granted or issued (in dollars per share)											$ 15.38	$ 30.00					$ 16.00	$ 15.36	$ 26.00	$ 16.00	$ 16.00																$ 16.00	$ 16.00
Forfeited, expired or cancelled (in dollars per share)											$ 50.58	$ 68.00						$ 27.75	$ 58.00	$ 300.00	$ 266.00
Outstanding at end of period (in dollars per share)											$ 24.28	$ 32.00	$ 54.00					$ 23.13	$ 26.00	$ 44.45	$ 106.00
Exercisable at end of period (in dollars per share)											$ 25.23							$ 24.31		$ 41.72
Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life											6 years 2 months 12 days	6 years 3 months 18 days	6 years 3 months 18 days
Exercisable, weighted average remaining contractual life											5 years 10 months 24 days
Shares Under Warrants [Roll Forward]
Outstanding at beginning of period (in shares)																								233,947	806,769	233,947		5,756	17,372		801,013	216,575
Granted or issued (in shares)																									1,859,111	423,782		1,820,711	0		38,400	423,782
Impact of anti-dilution clauses (in shares)																									385,292	518,720		0	0		385,292	518,720
Impact of amendment (in shares)																									(496,061)	78,215		(8,711)	0		(487,350)	78,215
Exercised (in shares)																									0	(25,015)		0	0		0	(25,015)
Forfeited, expired or cancelled (in shares)																									(148,829)	(422,880)		(2,722)	(11,616)		(146,107)	(411,264)
Outstanding at end of period (in shares)																									2,406,282	806,769	233,947	1,815,034	5,756	17,372	591,248	801,013	216,575
Exercisable at end of period (in shares)																									2,320,567			1,729,319			591,254
Equity and Liability Warrants Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)																								$ 208.00	$ 24.00	$ 208.00		$ 90.00	$ 60.00		$ 24.00	$ 220.00
Granted (in dollars per share)																									$ 6.85	$ 20.00		$ 6.66	$ 0		$ 16.00	$ 20.00
Impact of anti-dilution clauses (in dollars per share)																												$ 0	$ 0
Impact of amendment (in dollars per share)																												$ 0	$ 0
Exercised (in dollars per share)																									$ 0	$ 20.00		$ 0	$ 0			$ 20.00
Forfeited, expired or cancelled (in dollars per share)																									$ 66.92	$ 86.00		$ 137.60	$ 44.00		$ 65.60	$ 88.00
Outstanding at end of period (in dollars per share)																									$ 6.33	$ 24.00	$ 208.00	$ 6.69	$ 90.00	$ 60.00	$ 5.24	$ 24.00	$ 220.00
Exercisable at end of period (in dollars per share)																									$ 6.32			$ 6.69			$ 5.24
Equity and Liability Warrants, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life																									4 years 6 months	3 years 6 months	1 year 8 months 12 days	5 years	2 years 4 months 24 days	3 years 6 months	2 years 10 months 24 days	3 years 6 months	1 year 6 months
Exercisable, weighted average remaining contractual life																									4 years 4 months 24 days			5 years			2 years 10 months 24 days
Initially reserved (in shares)																																		1,250	125,000
Number of shares reserved after increment (in shares)																																		5,000
Number of non-employee directors																																					5	5
Vesting period (in installments)																	12 months																				9 months	12 months
Expiration date	Dec. 31, 2018																Apr. 30, 2018																				Apr. 30, 2023	Jan. 31, 2023
Number of directors on Strategic Committee																	2
Status of Shares Reserved for Issuance [Abstract]
Annual increase in number of reserved shares (in hundredths)											5.00%
Additionally reserved - board action (in shares)																																				40,000
Terms of award, maximum																																			10 years				10 years	10 years
Total outstanding options awarded to current and former directors, employees and consultants												17,384
Weighted-average assumptions used in valuing stock options [Abstract]
Fair value of options granted (in dollars per share)				$ 11.18	$ 20.00
Assumed minimum volatility (in hundredths)				119.20%	104.40%
Assumed maximum volatility (in hundredths)				122.30%	113.30%
Weighted average volatility (in hundredths)				121.10%	109.20%
Assumed risk free interest rate minimum (in hundredths)				0.70%	0.20%
Assumed risk free interest rate maximum (in hundredths)				1.40%	1.00%
Weighted average risk free interest rate (in hundredths)				0.90%	0.90%
Expected life of options (in years)				6 years 2 months 12 days	6 years 1 month 6 days
Expected dividends				0	0
Forfeiture rate (in hundredths)				5.00%	5.00%
Shares issued (in shares)		1,714,286					162,586							15,022	6,090	4,263
Vested shares surrendered for stock issued (in shares)														23,710
Fair value of stock options														300,000
Fair value of stock issued														300,000
Exercised (in dollars per share)															$ 28.00	$ 24.00
Grant date fair value of options equaled cash fees															200,000	100,000
Number of executive officers receiving stock options in lieu of a portion of their compensation																3
Percentage of compensation paid in stock options instead of in cash (in hundredths)																						83.30%	90.00%
Modified stock options (in shares)											108,588
Pre-modification exercise price (in dollars per share)											$ 38.00
Revised exercise price (in dollars per share)											$ 16.00
Difference in fair value of the options before and after the modification											100,000
Difference in unrecognized compensation as a result of the modification, maximum											100,000
Purchase of common stock liability warrants (in shares)																								25,016
Shares issued (in shares)																								7,764
Amount transferred into fair value of the liability warrant					700,000
Convertible notes issued								$ 4,900,000
Warrants to purchase shares of common stock (in shares)	162,586	1,714,286		1,714,286			162,586		1,399,614
Stated annual interest rate (in hundredths)		5.00%		5.00%					5.00%